Fair Value Measurements - Additional Information (Detail) - Thimble Point Acquisition Corp. - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Assets held in the Trust Account	$ 276,023,886	$ 0
Proceeds From Interest Received	0
Public [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3 to level 1	13,616,000
Private Placement [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3 to level 1	$ 7,419,733